Average Annual Total Returns - PGIM Jennison Global Equity Income Fund	A One Year	A Five Years	A Ten Years	C One Year	C Five Years	C Ten Years	R One Year	R Five Years	R Ten Years	R SinceInception	R InceptionDate	Z One Year	Z Five Years	Z Ten Years	Z Return After Taxes on Distributions One Year	Z Return After Taxes on Distributions Five Years	Z Return After Taxes on Distributions Ten Years	Z Return After Taxes on Distributions and Sale of Fund Shares One Year	Z Return After Taxes on Distributions and Sale of Fund Shares Five Years	Z Return After Taxes on Distributions and Sale of Fund Shares Ten Years	R6 One Year	R6 Five Years	R6 Ten Years	R6 SinceInception	R6 InceptionDate	MSCI All Country World Net Dividends Index One Year	MSCI All Country World Net Dividends Index Five Years	MSCI All Country World Net Dividends Index Ten Years
Total	0.70%	7.20%	7.93%	4.81%	7.63%	7.74%	6.19%	8.10%		8.20%	Jan. 18, 2011	6.89%	8.70%	8.82%	4.67%	6.27%	6.79%	5.51%	6.54%	6.84%	6.96%	8.81%		8.88%	Jan. 18, 2011	16.25%	12.26%	9.13%